Related Party Transactions - Related Party (Details) - USD ($)		8 Months Ended	9 Months Ended
	Jun. 09, 2021	Dec. 31, 2021	Sep. 30, 2022
Related Party Transactions
Notes payable, related parties, current		$ 80,000
Related Party Loans
Related Party Transactions
Maximum borrowing capacity of related party promissory note		$ 1,500,000	$ 1,500,000
Conversion price per share		$ 10.00	$ 10.00
Loan outstanding amount		$ 0	$ 0
Promissory Note With Related Party
Related Party Transactions
Notes payable, related parties, current		$ 80,000
Promissory Note With Related Party | Sponsor
Related Party Transactions
Maximum borrowing capacity of related party promissory note	$ 300,000